Concentration, Credit and Other Risks (Tables)	12 Months Ended
Dec. 31, 2012
Concentration, Credit and Other Risks
Schedule of combined financial information of the Group's VIEs and VIE's subsidiary

	As of December 31,
	2011	2012
	RMB	RMB

Total assets	262,298	386,744
Total liabilities	202,028	270,071
Payable to third parties	116,483	142,600
Payable to Group entities	85,545	127,471

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net revenue	167,589	332,010	411,084
Net income	16,205	21,808	23,038
Inter-company service fees paid/payable	—	11,000	43,446

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net cash provided by operating activities	78,736	86,287	54,966
Net cash used in investing activities	(71,602)	(20,267)	(67,544)
Effect of exchange rate changes on cash and cash equivalents		(2)	(11)
Net increase/(decrease) in cash and cash equivalents	7,134	66,018	(12,589)